Investments (Information Related To Troubled Debt Restructurings Of Financing Receivables) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Financing Receivable, Modifications [Line Items]
Number of Loans	20
Pre - Restructuring Recorded Investment	$ 12.2
Post - Restructuring Recorded Investment	11.8
Retail [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	6
Pre - Restructuring Recorded Investment	4.5
Post - Restructuring Recorded Investment	4.0
Office [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	3
Pre - Restructuring Recorded Investment	2.4
Post - Restructuring Recorded Investment	2.4
Industrial [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	4
Pre - Restructuring Recorded Investment	2.9
Post - Restructuring Recorded Investment	3.0
Apartment And Other [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	7
Pre - Restructuring Recorded Investment	2.4
Post - Restructuring Recorded Investment	$ 2.4